Share Issuances	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2019
Share Issuances
Note - 11 Share Issuances

(a) During the nine months ended April 30, 2020, the Company issued 250,000 common shares to the CEO of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(b) During the nine months ended April 30, 2020, the Company issued 50,000 common shares to the Chief Agricultural Operations Manager of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(c) During the nine months ended April 30, 2020, the Company issued 200,000 common shares to the Chief Project Manager of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(d) During the nine months ended April 30, 2020, the Company issued 25,000 common shares to the Assistant Agricultural Operations Manager of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(e) During the nine months ended April 30, 2020, the Company issued 300,000 common shares to non-related parties in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(f) During the nine months ended April 30, 2020, the Company agreed to issue 100,000 common shares to an Independent Director of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement. The Company issued 50,000 of the shares on April 20, 2020.

(g) During the nine months ended April 30, 2020, the Company agreed to issue 250,000 common shares to the Senior Vice President of Corporate Development of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement. The Company issued 125,000 of the shares on April 20, 2020.

(h) During the nine months ended April 30, 2020, the Company agreed to issue 250,000 common shares to a Senior Vice President of Business Development – Agriculture Division of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement. The Company issued 125,000 of the shares on April 20, 2020.

(i) During the nine months ended April 30, 2020, the Company issued 166,667 common shares to Triton Funds Inc. in exchange for debt. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(a) During the year ended July 31, 2019, the Company issued 500,000 common shares to the Chief Development Officer of the Company in exchange for services rendered. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(b) During the year ended July 31, 2019, the Company issued 500,000 common shares to the Business Development Officer of the Company in exchange for services rendered. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(c) During the year ended July 31, 2019, the Company issued 500,000 common shares to the Chief Technology Officer of the Company in exchange for services rendered. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(d) During the year ended July 31, 2019, the Company issued 50,000 common shares to the Head of Research and Development of a subsidiary of the Company in exchange for services rendered. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(e) During the year ended July 31, 2019, the Company issued 200,000 common shares to the Chief Development Officer of the Company in exchange for services rendered. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(f) During the year ended July 31, 2019, the Company issued 200,000 common shares to the President of a subsidiary of the Company in exchange for services rendered. The shares were valued based on OTC’s closing trade price on the date of the agreement.